Investment Risk and Concentration	12 Months Ended
Dec. 31, 2025
Covista Retirement Plan (the "Plan")
Investment Risk and Concentration
Investment Risk and Concentration

7. Investment Risk and Concentration

The Plan provides for various investment options including Employer Common Stock and a number of mutual funds, commingled funds and an insurance contract all of which invest in stocks, bonds, and other investment securities. Certain investment securities are exposed to risks such as changes in interest rates, fluctuations in market conditions, and credit risk. The level of risk associated with certain investment securities and uncertainty related to changes in value of these securities could materially affect participant account balances and amounts reported in the financial statements and accompanying notes.

As of December 31, 2025 and 2024, approximately 21% and 21%, respectively, of the Plan’s investments were invested in the Fidelity 500 Index Fund. As of December 31, 2025 and 2024, approximately 22% and 20%, respectively, of the Plan’s investments were invested in the Fidelity Index Target Date 2045 fund.